BORROWINGS - Short term borrowings (Details)	1 Months Ended
	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Borrowings from Bank of Jiangsu Co., Ltd
Short-term Debt [Line Items]
Amount borrowed						¥ 2,000,000		¥ 3,000,000						$ 291,409		$ 437,114
Term of the debt						1 year		1 year
Interest rate (as a percent)						5.22%		5.22%						5.22%		5.22%
Borrowings from Bank of Ningbo Co., Ltd
Short-term Debt [Line Items]
Amount borrowed		¥ 5,000,000		¥ 5,000,000		¥ 2,000,000	¥ 3,000,000			$ 766,295.27		$ 766,295.27		$ 291,409	$ 437,114
Term of the debt		1 year		1 year		1 year	1 year
Interest rate (as a percent)		4.20%		4.35%		5.00%	5.00%			4.20%		4.35%		5.00%	5.00%
Borrowings from Agricultural Bank of China Limited
Short-term Debt [Line Items]
Amount borrowed			¥ 10,000,000		¥ 6,000,000						$ 1,532,590.54		$ 874,228
Term of the debt			1 year		1 year
Interest rate (as a percent)			4.20%		5.22%						4.20%		5.22%
China Merchants Bank Co., Ltd
Short-term Debt [Line Items]
Amount borrowed	¥ 5,000,000								$ 766,295.27
Term of the debt	1 year
Interest rate (as a percent)	4.10%								4.10%
China Merchants Bank Co., Ltd., two
Short-term Debt [Line Items]
Amount borrowed	¥ 5,000,000								$ 766,295.27
Term of the debt	1 year
Interest rate (as a percent)	4.10%								4.10%